ACCRUED AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2013
ACCRUED AND OTHER CURRENT LIABILITIES
ACCRUED AND OTHER CURRENT LIABILITIES

5.     ACCRUED AND OTHER CURRENT LIABILITIES

        Accrued and other current liabilities as of December 31, 2011 and 2012, and September 30, 2013, consisted of the following (in thousands):

	December 31,
			September 30, 2013
	2011	2012
			(unaudited)
Payroll and related expenses	$896	$3,357	$7,765
Accrued vacation	521	991	1,791
Professional services	17	268	1,932
Accrued credit cards	172	122	751
Early exercise of unvested stock options	110	451	1,269
Other accrued expenses	71	997	2,199

Total	$1,787	$6,186	$15,707